2. Mineral Rights and Properties (Details Narrative) - El Dorado Data Package [Member]	9 Months Ended
Sep. 30, 2018 USD ($) shares
Payment to acquire technology	$ 10,000
Stock issued for acquisition of data package, shares | shares	1,013,035
Stock issued for acquisition of data package, value	$ 18,235